Income Tax Provision (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 1,910,000	$ 729,000
Less valuation allowance	(1,910,000)	(729,000)
Deferred tax assets, net of valuation allowance